Note 13 - Summarized Financial Information of Citizens Holding Company - Statements of Cash Flows (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income		$ 9,620	$ 7,494	$ 6,931
Stock compensation expense		157	161	167
Net cash provided by operating activities		13,760	17,491	14,043
Proceeds from sale of other real estate owned		1,331	3,257	1,899
Net cash provided by (used in) investing activities		(88,349)	98,616	(288,007)
Dividends paid to shareholders		(5,377)	(5,370)	(5,363)
Proceeds from exercise of stock options		0	0	86
Net cash (used in) provided by financing activities		23,947	(79,179)	241,778
Net increase (decrease) in cash		(50,642)	36,928	(32,186)
Cash and cash equivalents, beginning of year		79,236	42,308	74,494
Cash and cash equivalents, end of year		28,594	79,236	42,308
Parent Company [Member]
Net income		9,620	7,494	6,931
Equity in undistributed earnings of the Bank	[1]	(4,546)	(3,995)	(1,260)
Stock compensation expense		157	161	167
Increase in other assets		(94)	(60)	(100)
Increase in other liabilities		318	0	0
Net cash provided by operating activities		5,455	3,600	5,738
Decrease (increase) in ownership in subsidiary		38	(18,000)	0
Increase in other real estate owned		(38)	0	0
Proceeds from sale of other real estate owned		21	0	0
Net cash provided by (used in) investing activities		21	(18,000)	0
Dividends paid to shareholders		(5,377)	(5,370)	(5,363)
Proceeds from borrowings on secured line of credit		0	18,000	0
Proceeds from exercise of stock options		0	0	86
Net cash (used in) provided by financing activities		(5,377)	12,630	(5,277)
Net increase (decrease) in cash		99	(1,770)	461
Cash and cash equivalents, beginning of year		427	2,197	1,736
Cash and cash equivalents, end of year		$ 526	$ 427	$ 2,197

[1]	Eliminates in consolidation.